Business Acquisitions	9 Months Ended
Sep. 30, 2017
Business Combinations [Abstract]
Business Acquisitions
11.	BUSINESS ACQUISITIONS

Polymed

In June 2015, the Company finalized the acquisition of 100% of the outstanding shares of Polymed Therapeutics Inc. and Chongqing Taihao Pharmaceutical Co. Ltd. (collectively, “Polymed”). Polymed markets and sells API and medical devices in North America, Europe, and Asia from its locations in Texas and China. Polymed also develops new compounds, processing techniques, and manufactures API at Taihao, a cGMP facility in Chongqing, China. The Company believed that the acquisition was essential to control its supply chain, develop business globally, and to generate capital to fund operations.

The total cash purchase price paid by the Company during 2015 amounted to $11.0 million. This included $9.2 million of cash paid, $2.2 million of debt paid on Polymed’s behalf, less $0.4 million of cash acquired. In addition, the Company issued promissory notes in the amount of $3.3 million to the sellers (refer to Note 10—Debt). Further, the Company issued 1,538,464 shares of common stock valued at $7.50 per share as part of the consideration paid, which was the fair value of the common stock at the acquisition date.

In accordance with the acquisition agreement, there are provisions for contingent consideration up to a maximum of $5.0 million upon achievement of certain consolidated net revenue goals. On the acquisition date, the Company recorded the fair value of this contingent consideration as a liability based on the probabilities of Polymed achieving the performance thresholds and the present value of such payments. Refer to Note 12—Contingent Consideration for further details.

The net assets acquired have been recorded at fair value. To estimate the fair value of the identifiable intangible assets acquired, the Company utilized the income method which requires assumptions of projected revenue and expenses and an estimated discount rate, among other inputs. The following table summarizes the purchase price and the initial estimates of the fair values of assets and liabilities acquired at the date of acquisition (in thousands):

Consideration:
Cash	$9,285
Debt repaid	2,234
Promissory notes	3,275
Stock issued (1,538,464 shares at $7.50)	11,538
Contingent consideration	4,488

Purchase price	$30,820

Net assets acquired:
Cash	$443
Accounts receivable	4,527
Inventories	3,876
Other assets	199
Property and equipment	1,011
Customer list	1,593
Technology	3,712
Accounts payable and other accruals	(5,718)
Deferred income tax liability	(987)
Customer deposits	(40)

Total identifiable net assets	8,616
Goodwill	22,204

Total purchase price allocation	$30,820

Goodwill in the amount of $22.2 million was recorded for the excess of the purchase price over the fair value of the assets acquired and liabilities assumed. The goodwill and intangible assets acquired in connection with this acquisition are not deductible for income tax purposes. This acquisition was made to benefit the Company’s Global Supply Chain Platform and therefore is included as a component of such segment.

The operating results of Polymed have been included within the Company’s Global Supply Chain Platform operating segment from the date of acquisition. Polymed added $11.5 million and $18.8 million of revenue for the years ended December 31, 2015 and 2016, respectively. Polymed contributed a net loss of $1.3 million and net income of $0.1 million for the years ended December 31, 2015 and 2016, respectively.

Comprehensive Drug Enterprises

On July 17, 2015, the Company executed a Sale and Purchase Agreement to purchase 100% of the shares of Comprehensive Drug Enterprises Ltd. (“CDE”). CDE is a Hong Kong-based biopharmaceutical company with a focus on the development of transmucosal drug delivery, with special emphasis on sublingual and nasal administration of pharmaceuticals. Additionally, CDE owns 100% of the shares of Maxinase Life Sciences Limited and owns 95% of the shares of MJ Medical Gel Systems (“HKMJ”). HKMJ has one wholly-owned subsidiary, Chongqing MJ Medical Sciences Co Ltd. and holds a majority interest (66.6%) in Chongqing MJ Medical Devices Co Ltd. For each of the entities in which the Company has a majority interest but is not wholly-owned, the Company consolidated the financial results of that company in its consolidated financial statements and records a non-controlling interest. The non-controlling interests are classified as equity in the consolidated balance sheets and totaled $0.5 million and $0.9 million as of December 31, 2015 and 2016, respectively. The Company believed that the acquisition of CDE was essential to expand its research efforts, add short-cycle symptom therapeutic drug candidates to the product portfolio, and add efficiencies to the manufacturing occurring in Chongqing, China.

This transaction was executed with a stock-for-stock exchange, with Athenex being the surviving parent company. For each share of CDE outstanding prior to the acquisition, the Company issued 0.023 shares of its common stock. Each Athenex share was valued as $9 and a total of 1,651,264 shares were issued as part of this transaction as the consideration transferred. The purchase price of CDE amounted to $14.9 million, however, as a cashless acquisition, the cash effect was the $1.7 million of cash acquired.

The net assets acquired have been recorded at fair value. To estimate the fair value of the identifiable intangible assets acquired, the Company utilized the cost method. The intangible asset, in-process research and development, is not amortized and is held as an indefinite-lived asset until the research and development projects are completed or abandoned. The following table summarizes the purchase price and the initial estimates of the fair values of assets and liabilities acquired at the date of acquisition (in thousands):

Consideration:
Stock issued (1,651,264 shares at $9)	$14,861

Purchase price	$14,861

Net assets acquired:
Cash	$1,699
Accounts receivable	107
Inventories	166
Other assets	449
Property and equipment	1,803
In-process research & development	1,884
Investment	144
Accounts payable and other accruals	(1,671)
Mortgage liability	(1,099)

Total identifiable net assets	3,482
Goodwill	11,379

Total purchase price allocation	$14,861

Goodwill in the amount of $11.4 million was recorded for the excess of the purchase price over the fair value of the assets acquired and liabilities assumed. The goodwill and intangible assets acquired in connection with this acquisition are not deductible for income tax purposes. This acquisition was made to benefit the Company’s R&D efforts and therefore, is included in the Oncology Innovation Platform.

The operating results of CDE have been included within the Company’s Oncology Innovation Platform operating segment from the date of acquisition. CDE added $0.5 million and $0.7 million of revenue for the years ended December 31, 2015 and 2016, respectively. CDE contributed a net loss of $0.4 million and $1.8 million for the years ended December 31, 2015 and 2016.

Pro-forma Financial Information (Unaudited)

The pro forma results presented below include the effects of the Company’s 2015 acquisitions as if the acquisitions occurred on January 1, 2014. The pro forma net loss for the year ended December 31, 2015 includes the following adjustments: (1) additional amortization resulting from assets which arose during purchase accounting, (2) additional expenses for the change in the fair value of contingent consideration if the original measurement period was the beginning of the prior reporting period, (3) additional interest expense for loans that were used to fund the acquisitions, (4) removal of interest expense related to loans which were repaid in connection with the acquisitions, (5) removal of direct acquisition-related costs which would not have been incurred had the businesses been owned on the beginning of the prior reporting period, and (6) the deferred tax effect if the intangible assets and purchase accounting were recorded as of the beginning of the prior reporting period. The pro forma results do not include any anticipated synergies or other expected benefits of the acquisitions. The unaudited pro forma financial information is for informational purposes only and is not necessarily indicative of either future results of operations of the combined entity or results that might have been achieved had the acquisitions been consummated as of the beginning of the prior reporting period. The following table presents the unaudited pro forma consolidated financial information for 2015 (in thousands):

Unaudited pro forma financial information (Athenex, Polymed, and CDE consolidated)	Year Ended December 31,
2015
Consolidated revenue	$21,032
Consolidated net loss	$(51,682)

Acquisition-Related Costs

Acquisition-related costs, including legal and regulatory and consulting costs, amounted to $0.2 million and $0.6 million for the acquisitions of Polymed and CDE, respectively, and are included within selling, general, and administrative expenses in the Company’s 2015 consolidated statement of operations and comprehensive loss.